Debt Schedule of Long-term Debt Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2013	$ 32,011
2014	29,801
2015	7,704
2016	682,994
2017	714,005
2020 and thereafter	0
Total	$ 1,466,515